Acquisition of control of the AGM (Narrative) (Details) $ in Thousands, Share in Millions		12 Months Ended
	Mar. 04, 2024 USD ($) Share oz	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition related costs		$ 0	$ 2,492
AGM JV [Member] | Gold Fields Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	45.00%
Cash transferred	$ 65,000
Total consideration of shares issued | Share	28.5
Deferred consideration	$ 55,000
Description of deferred consideration	The Deferred Consideration is to be paid in cash subject to the Company's right to satisfy up to 20% of each payment with common shares of the Company, subject to Gold Fields not owning more than 19.9% of the Company's issued and outstanding common shares at that time
Contingent consideration	$ 30,000
Net smelter return royalty	1.00%
Contingent consideration upon production of gold | oz	100,000
Maximum production of gold | oz	447,000
Description of royalty on production	Gold Fields also received a 1% net smelter return royalty on production from the Nkran deposit beginning upon 100,000 gold ounces being produced, and subject to a maximum of 447,000 gold ounces of production ("Nkran Royalty"). Galiano has a right of first refusal on any full or partial disposition of the Nkran Royalty by Gold Fields.
Acquisition related costs			$ 2,500
AGM JV [Member] | Gold Fields Limited [Member] | December 31, 2025 [Member]
Disclosure of detailed information about business combination [line items]
Deferred consideration	$ 25,000
AGM JV [Member] | Gold Fields Limited [Member] | December 31, 2026 [Member]
Disclosure of detailed information about business combination [line items]
Deferred consideration	$ 30,000
AGM JV [Member] | Asanko Gold Ghana Ltd. (AGGL) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest	90.00%
AGM JV [Member] | Adansi Gold Company (GH) Ltd [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest	100.00%
AGM JV [Member] | Shika Group Finance Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest	100.00%
AGM JV [Member] | GFI Netherlands B.V. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest	100.00%